Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
We provide the following discussion of the timing of option awards in relation to the disclosure of material nonpublic information, as required by Item 402(x) of Regulation
S-K
under the Exchange Act. The company’s practice has been to grant annual LTI equity awards on a predetermined schedule. Generally, during the first quarter of the year, our human capital management and compensation committee reviews the value, amount and mix of equity compensation to be awarded (inclusive of RSUs, PSUs and stock options) to executive officers. Our human capital management and compensation committee then generally approves the grant of such equity awards on the first business day of the company’s open trading window after the company’s release of financial results for the prior year through the filing of a Current Report on Form
8-K
and accompanying earnings release and earnings call, which may occur before the filing of the company’s Annual Report on Form
10-K
for the prior year. In the event there is a delay in reviewing the value, amount and mix of such awards, the approval of the grant of such awards by our human capital management and compensation committee will be deferred until the first business day of the company’s open trading window after the company’s release of quarterly financial results through the filing of a Current Report on Form
8-K
and accompanying earnings release and earnings call, which may occur before the filing of the company’s Quarterly Report on Form
10-Q
for such quarter.

Our human capital management and compensation committee does not take material nonpublic information into account when determining the timing and terms of LTI equity awards. Instead, the timing of grants is generally in accordance with the yearly compensation cycle, with awards granted at the start of the new year to incentivize executive officers to deliver on the company’s strategic objectives for the new year. Awards to newly-hired employees or awards made for other purposes, such as the MIP awards, special retention or incentive awards, may be granted at other times in the discretion of our human capital management and compensation committee or board of directors. The company has not timed the disclosure of material nonpublic information to affect the value of executive compensation, nor coordinated a grant and the release of information that could be expected to affect such grant’s value.
The company did not grant any stock options to any of its NEOs in 2025.

Award Timing Method	Generally, during the first quarter of the year, our human capital management and compensation committee reviews the value, amount and mix of equity compensation to be awarded (inclusive of RSUs, PSUs and stock options) to executive officers. Our human capital management and compensation committee then generally approves the grant of such equity awards on the first business day of the company’s open trading window after the company’s release of financial results for the prior year through the filing of a Current Report on Form
8-K
and accompanying earnings release and earnings call, which may occur before the filing of the company’s Annual Report on Form
10-K
for the prior year. In the event there is a delay in reviewing the value, amount and mix of such awards, the approval of the grant of such awards by our human capital management and compensation committee will be deferred until the first business day of the company’s open trading window after the company’s release of quarterly financial results through the filing of a Current Report on Form
8-K
and accompanying earnings release and earnings call, which may occur before the filing of the company’s Quarterly Report on Form
10-Q
for such quarter.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our human capital management and compensation committee does not take material nonpublic information into account when determining the timing and terms of LTI equity awards. Instead, the timing of grants is generally in accordance with the yearly compensation cycle, with awards granted at the start of the new year to incentivize executive officers to deliver on the company’s strategic objectives for the new year. Awards to newly-hired employees or awards made for other purposes, such as the MIP awards, special retention or incentive awards, may be granted at other times in the discretion of our human capital management and compensation committee or board of directors.
MNPI Disclosure Timed for Compensation Value	false